Weighted-Average Assumptions used to Determine Net Periodic Benefit Costs (Detail)	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	1.90%		2.10%		2.30%
Expected return on plan assets	3.00%		3.00%		2.90%
Rate of compensation increase		[1]		[1]		[1]
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.70%		5.20%		5.50%
Expected return on plan assets	6.10%		6.50%		5.90%
Rate of compensation increase	3.50%		3.50%		4.00%

[1]	Substantially all of Sony's Japanese pension plans were point-based. Point-based plans do not incorporate a measure of compensation rate increases.